UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21760

Name of Fund: BlackRock Multi-Strategy Hedge Advantage Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Multi-Strategy Hedge Advantage Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments

BlackRock Multi-Strategy Hedge Advantage

Schedule of Investments as of December 31, 2006                (in U.S. Dollars)

Strategy                                     Portfolio Funds                                                            Value
--------------------------------------------------------------------------------------------------------------------------------
Convertible Arbitrage - 4.1%                 Aristeia International Ltd.                                            $  1,176,630
                                             Waterstone Market Neutral Offshore Fund Ltd.                                984,034
                                                                                                                    ------------
                                                                                                                       2,160,664
--------------------------------------------------------------------------------------------------------------------------------
Directional - 27.3%                          Bridgewater Pure Alpha Fund Ltd.                                          3,029,836
                                             CRG Partners Ltd.                                                         1,356,373
                                             Cornerstone International Value (Offshore) Fund Ltd.                      1,523,522
                                             Drawbridge Global Macro Fund Ltd.                                         2,107,538
                                             Graham Global Invest Fund 2 Ltd.                                          1,726,497
                                             Grinham Diversified Fund Ltd.                                             1,737,866
                                             Grossman Currency Fund Ltd.                                               1,701,910
                                             Salem Futures Fund (Offshore) Ltd.                                        1,311,669
                                                                                                                    ------------
                                                                                                                      14,495,211
--------------------------------------------------------------------------------------------------------------------------------
Equity Neutral - 2.6%                        Ventus US$ Double Leverage Fund                                           1,401,150
--------------------------------------------------------------------------------------------------------------------------------
Equity Opportunistic - 44.5%                 Altairis Offshore Ltd.                                                    1,996,307
                                             Cantillon Europe Ltd.                                                     1,525,017
                                             GCM Little Arbor Partners (Cayman) Ltd.                                   1,060,525
                                             Glenview Capital Partners Ltd.                                            1,719,327
                                             Hayground Cove Overseas Partners Ltd.                                     2,586,625
                                             Kinetics Fund Inc.                                                        3,206,917
                                             Martin Currie Absolute Return Funds Ltd.                                  2,546,768
                                             Maverick Levered Fund Ltd.                                                  658,792
                                             Neon Liberty Emerging Markets Fund Ltd.                                   1,665,732
                                             North Sound Legacy International Ltd.                                     1,332,477
                                             SR Phoenicia Inc.                                                         2,109,685
                                             Trivium Offshore Fund Ltd.                                                3,249,474
                                                                                                                    ------------
                                                                                                                      23,657,646
--------------------------------------------------------------------------------------------------------------------------------
Event Driven - 10.3%                         Avenue Europe International Ltd.                                          1,513,150
                                             GoldenTree Credit Opportunities II Ltd.                                     990,702
                                             Gruss Global Investors Ltd.                                               1,221,487
                                             York European Opportunities Unit Trust                                    1,065,112
                                             York Investments Ltd.                                                       699,240
                                                                                                                    ------------
                                                                                                                       5,489,691
--------------------------------------------------------------------------------------------------------------------------------
High Yield - 5.1%                            The Canyon Value Realization Fund (Cayman) Ltd.                             808,028
                                             LibertyView Credit Opportunities Fund Ltd.                                  848,610
                                             Ore Hill International Fund Ltd.                                          1,020,942
                                                                                                                    ------------
                                                                                                                       2,677,580
--------------------------------------------------------------------------------------------------------------------------------
Multi-Strategy - 6.0%                        HBK Offshore Fund Ltd.                                                    3,205,208
--------------------------------------------------------------------------------------------------------------------------------
Total Investments** (Cost - $48,150,000*) - 99.9%                                                                     53,087,150

Other Assets Less Liabilities - 0.1%                                                                                      30,038
                                                                                                                    ------------
Net Assets - 100.0%                                                                                                 $ 53,117,188
                                                                                                                    ============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................       $ 50,336,249
                                                                   ============
      Gross unrealized appreciation ........................       $  4,404,434
      Gross unrealized depreciation ........................         (1,653,533)
                                                                   ------------
      Net unrealized appreciation ..........................       $  2,750,901
                                                                   ============

**    Non-income producing securities.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Strategy Hedge Advantage Fund


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Multi-Strategy Hedge Advantage Fund

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Multi-Strategy Hedge Advantage Fund

Date: February 20, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Multi-Strategy Hedge Advantage Fund

Date: February 20, 2007